ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES AND STATUTORY RESERVE
ORDINARY SHARES AND STATUTORY RESERVE

12   ORDINARY SHARES AND STATUTORY RESERVE

(a)   Treasury shares

No ordinary shares were repurchased for the year ended December 31, 2021.

For the year ended December 31, 2022, 3,409,080 ordinary shares were repurchased on the open market with the amount of RMB17,103.

For the year ended December 31, 2023, 496,240 ordinary shares were repurchased on the open market with the amount of RMB2,428.

(b)   Statutory reserves and restricted net assets

Under PRC rules and regulations, TCTM’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs (the “PRC Entities”) are required to appropriate 10% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. In addition, private schools (held by the PRC Entities) which require reasonable returns are required to appropriate 25% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory development fund, whereas in the case of private schools which do not require reasonable return, 25% of the annual increase of their net assets. The appropriation to these statutory reserves must be made before distribution of dividends to TCTM can be made.

12   ORDINARY SHARES AND STATUTORY RESERVE (CONTINUED)

(b)   Statutory reserves and restricted net assets (Continued)

For the years ended December 31, 2021, 2022 and 2023, the PRC Entities made appropriations to the statutory reserves of RMB16,736, RMB19,037 and RMB6,780, respectively. As of December 31, 2022 and 2023, the accumulated balance of the statutory reserves was RMB194,601 and RMB201,381, respectively, which is combined in accumulated deficit.

Relevant laws and regulations of mainland China restrict the WFOE, VIE and VIE’s subsidiary from transferring a portion of their net assets, equivalent to the balance of their paid-in-capital, additional paid-in-capital and statutory reserves to the Company in the form of loans, advances or cash dividends. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Company’s VIE and VIE’s subsidiary from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

The balances of restricted net assets as of December 31, 2022 and 2023 were RMB1,558,879 and RMB1,228,153 respectively. Under applicable laws of mainland China, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

(c)   Dividend

No cash dividend was declared for the years ended December 31, 2021, 2022 and 2023.